Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Registrant Name	INTERMEDIATE BOND FUND OF AMERICA
Entity Central Index Key	0000826813
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 31, 2019
Document Effective Date	Nov. 01, 2019
Prospectus Date	Nov. 01, 2019
INTERMEDIATE BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TIBBX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-T
Prospectus:
Trading Symbol	TIIBX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	IFBFX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RBOHX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	REBBX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RBOGX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	IBAFX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CBOFX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CBOEX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CBOCX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CBOAX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	IBFFX
INTERMEDIATE BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	IBFCX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RBOFX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RBOEX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RBOCX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RBOBX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RBOAX
INTERMEDIATE BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AIBAX